Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue
Schedule of revenue from contracts with customers

	Three months ended	Three months ended
	March 31, 2022	March 31, 2021
In-game purchases	120,039	82,771
Advertising	6,032	3,918
Total	126,071	86,689

The following table summarizes revenue from contracts with customers for the years ended December 31, 2021, 2020 and 2019:

			2020, as previously
	2021	2020, restated*	reported	2019
In-game purchases	406,594	245,833	244,457	89,169
Advertising	27,500	15,059	15,059	4,642
Total	434,094	260,892	259,516	93,811

*For further information, see Note 4 (Accounting judgments, estimates and assumptions — “Correction of errors”).

Schedule of revenue disaggregated based on geographical location

	Three months ended	Three months ended
	March 31, 2022	March 31, 2021
US	39,182	28,944
Europe	26,715	20,907
FSU*	13,146	11,635
Asia	35,324	18,280
Other	11,704	6,923
Total	126,071	86,689

The following table set forth revenue disaggregated based on geographical location of our payers:

			2020, as previously
	2021	2020, restated	reported	2019
US	136,570	97,470	96,950	38,066
Europe	93,620	61,494	61,167	22,956
FSU*	57,794	38,978	38,772	19,008
Asia	106,404	42,382	42,158	7,671
Other	39,706	20,568	20,469	6,110
Total	434,094	260,892	259,516	93,811
*	Former Soviet Union countries include Russia, Ukraine, Georgia, Belorussia, Uzbekistan, Armenia, Azerbaijan, Kazakhstan, Kyrgyzstan, Moldova, Turkmenistan, Tajikistan, Latvia, Lithuania and Estonia.